Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions and balances with related parties [Abstract]
Schedule of Balances with related parties
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Other payables	130	207

Schedule of Shareholder and other related parties benefits
	Year ended on December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	829	1,047	18,252	(*)
Number of related parties	4	4	5
Compensation for directors not employed by the Group	311	218	2,204
Number of directors	7	6	6